Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) - Parenthetical - shares	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Voting Common Stock
Common Stock, Shares, Outstanding	1,700		1,700
Nonvoting Common Stock
Common Stock, Shares, Outstanding	168,300		168,300
Common Stock
Shares, Outstanding	170,000	170,000	170,000	170,000	170,000	170,000